Impairment test on Property, plant and equipment (Schedule of Amounts of Impairment Loss (Recognized) Reversed) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Impairment loss reversed (recognized)	$ 0	$ (4,334)	$ (133,864)
Chile [Member]
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Impairment loss reversed (recognized)	0	(17,641)	(81,967)
Brazil [Member]
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Impairment loss reversed (recognized)	0	0	(1,717)
Argentina [Member]
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Impairment loss reversed (recognized)	0	13,307	(16,205)
Peru [Member]
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Impairment loss reversed (recognized)	$ 0	$ 0	$ (33,975)